UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (97.7%)(a)
		Shares	Value

Aerospace and defense (1.4%)

L3 Technologies, Inc.		1,880	$391,040

			391,040
Banks (6.9%)

East West Bancorp, Inc.		5,935	371,175

First Republic Bank		2,177	201,612

Old National Bancorp		9,855	166,550

PacWest Bancorp		2,778	137,594

Peoples Bancorp, Inc.		9,803	347,516

Popular, Inc. (Puerto Rico)		3,698	153,911

Texas Capital Bancshares, Inc.(NON)		1,765	158,674

Umpqua Holdings Corp.		15,365	328,965

			1,865,997
Beverages (0.9%)

Craft Brew Alliance, Inc.(NON)		10,555	196,323

Dr. Pepper Snapple Group, Inc.		485	57,414

			253,737
Biotechnology (4.5%)

Alexion Pharmaceuticals, Inc.(NON)		1,555	173,320

Array BioPharma, Inc.(NON)		5,158	84,179

Atara Biotherapeutics, Inc.(NON)(S)		4,925	192,075

Bluebird Bio, Inc.(NON)		355	60,616

Clovis Oncology, Inc.(NON)		5,859	309,355

Mirati Therapeutics, Inc.(NON)		11,266	345,866

TG Therapeutics, Inc.(NON)(S)		4,665	66,243

			1,231,654
Building products (3.7%)

AO Smith Corp.		4,570	290,606

JELD-WEN Holding, Inc.(NON)		9,499	290,859

Owens Corning		5,370	431,748

			1,013,213
Capital markets (5.4%)

E*Trade Financial Corp.(NON)		4,265	236,324

Evercore, Inc. Class A		1,360	118,592

Hamilton Lane, Inc. Class A		10,805	402,270

Investment Technology Group, Inc.		20,419	403,071

PJT Partners, Inc. Class A		2,835	142,034

St. James's Place PLC (United Kingdom)		10,890	166,253

			1,468,544
Chemicals (3.3%)

Orion Engineered Carbons SA (Luxembourg)		20,741	562,081

W.R. Grace & Co.		5,250	321,458

			883,539
Construction and engineering (0.7%)

Valmont Industries, Inc.		1,370	200,431

			200,431
Construction materials (3.0%)

Summit Materials, Inc. Class A		26,485	801,959

			801,959
Containers and packaging (4.0%)

Ball Corp.		9,620	382,010

Graphic Packaging Holding Co.		21,160	324,806

RPC Group PLC (United Kingdom)		34,517	375,552

			1,082,368
Diversified consumer services (1.4%)

Service Corp. International(S)		10,163	383,552

			383,552
Electric utilities (1.9%)

ALLETE, Inc.		2,135	154,254

Hawaiian Electric Industries, Inc.		3,060	105,203

IDACORP, Inc.		1,185	104,600

OGE Energy Corp.		4,950	162,212

			526,269
Electronic equipment, instruments, and components (0.8%)

ePlus, Inc.(NON)		2,685	208,625

			208,625
Energy equipment and services (0.9%)

Oceaneering International, Inc.		1,877	34,800

Oil States International, Inc.(NON)		1,695	44,409

Select Energy Services, Inc. Class A(NON)(S)		8,036	101,414

Superior Energy Services, Inc.(NON)		5,245	44,215

US Silica Holdings, Inc.		785	20,033

			244,871
Equity real estate investment trusts (REITs) (5.9%)

Easterly Government Properties, Inc.		22,394	456,838

Gaming and Leisure Properties, Inc.		13,113	438,892

SBA Communications Corp.(NON)		2,345	400,807

WP Carey, Inc.		4,905	304,061

			1,600,598
Food products (1.3%)

Sanderson Farms, Inc.		1,188	141,396

Simply Good Foods Co. (The)(NON)		14,745	202,449

			343,845
Gas utilities (0.8%)

ONE Gas, Inc.		3,158	208,491

			208,491
Health-care equipment and supplies (1.1%)

GenMark Diagnostics, Inc.(NON)		16,936	92,132

Penumbra, Inc.(NON)		1,865	215,687

			307,819
Health-care providers and services (1.0%)

Diplomat Pharmacy, Inc.(NON)(S)		8,370	168,656

WellCare Health Plans, Inc.(NON)		495	95,847

			264,503
Hotels, restaurants, and leisure (1.7%)

Dave & Buster's Entertainment, Inc.(NON)		6,095	254,405

Wyndham Worldwide Corp.		1,820	208,263

			462,668
Independent power and renewable electricity producers (0.7%)

NRG Energy, Inc.		6,135	187,302

			187,302
Insurance (1.9%)

Assured Guaranty, Ltd.		6,510	235,662

Employers Holdings, Inc.		6,807	275,343

			511,005
Internet software and services (9.0%)

Bandwidth, Inc. Class A(NON)		4,502	147,035

GoDaddy, Inc. Class A(NON)		9,930	609,901

GTT Communications, Inc.(NON)		6,175	350,123

Instructure, Inc.(NON)		13,327	561,733

LogMeIn, Inc.		4,610	532,686

Rightmove PLC (United Kingdom)		4,003	244,337

SendGrid, Inc.(NON)		263	7,401

			2,453,216
IT Services (2.3%)

DXC Technology Co.		6,075	610,720

			610,720
Leisure products (2.9%)

Brunswick Corp.		6,915	410,682

Callaway Golf Co.		3,945	64,540

Malibu Boats, Inc. Class A(NON)		9,538	316,757

			791,979
Life sciences tools and services (0.7%)

Bio-Rad Laboratories, Inc. Class A(NON)		725	181,308

			181,308
Machinery (4.7%)

John Bean Technologies Corp. (JBT)		4,755	539,217

Oshkosh Corp.		6,110	472,120

Proto Labs, Inc.(NON)		2,115	248,618

			1,259,955
Media (4.2%)

Discovery Communications, Inc. Class A(NON)(S)		7,295	156,332

Discovery Communications, Inc. Class C(NON)		12,085	235,899

Liberty Media Corp.-Liberty Formula One Class C(NON)		6,715	207,158

Liberty Media Corp.-Liberty SiriusXM Class C(NON)		7,995	326,596

Live Nation Entertainment, Inc.(NON)		4,763	200,713

			1,126,698
Metals and mining (1.1%)

Alcoa Corp.(NON)		6,680	300,333

			300,333
Oil, gas, and consumable fuels (3.1%)

Encana Corp. (Canada)		12,180	133,980

HollyFrontier Corp.		1,050	51,303

NuVista Energy, Ltd. (Canada)(NON)		17,010	93,213

Parsley Energy, Inc. Class A(NON)		5,530	160,315

Seven Generations Energy, Ltd. Class A (Canada)(NON)		21,483	266,797

Targa Resources Corp.		440	19,360

WPX Energy, Inc.(NON)		8,225	121,566

			846,534
Personal products (0.4%)

Edgewell Personal Care Co.(NON)(S)		1,987	97,005

			97,005
Pharmaceuticals (3.9%)

Cymabay Therapeutics, Inc.(NON)		8,185	106,323

Jazz Pharmaceuticals PLC(NON)		2,192	330,970

Medicines Co. (The)(NON)		11,460	377,492

Nektar Therapeutics(NON)		1,350	143,451

Pacira Pharmaceuticals, Inc.(NON)		2,795	87,064

			1,045,300
Semiconductors and semiconductor equipment (1.9%)

Brooks Automation, Inc.		8,090	219,077

Cavium, Inc.(NON)		3,778	299,898

			518,975
Software (5.2%)

Ellie Mae, Inc.(NON)(S)		3,615	332,363

Everbridge, Inc.(NON)		17,405	637,023

QAD, Inc. Class A		10,030	417,750

SailPoint Technologies Holding, Inc.(NON)		420	8,690

			1,395,826
Specialty retail (3.1%)

At Home Group, Inc.(NON)(S)		5,767	184,775

Burlington Stores, Inc.(NON)		3,733	497,049

Party City Holdco, Inc.(NON)		10,555	164,658

			846,482
Thrifts and mortgage finance (2.0%)

Radian Group, Inc.		28,031	533,710

			533,710

Total common stocks (cost $23,657,899)			$26,450,071

SHORT-TERM INVESTMENTS (8.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)	Shares	1,406,555	$1,406,555

Putnam Short Term Investment Fund 1.82%(AFF)	Shares	735,210	735,210

U.S. Treasury Bills 1.677%, 4/19/18(SEG)		$23,000	22,982

U.S. Treasury Bills 1.450%, 5/24/18(SEG)		2,000	1,995

U.S. Treasury Bills 1.425%, 4/26/18(SEG)		6,000	5,994

Total short-term investments (cost $2,172,736)			$2,172,736

TOTAL INVESTMENTS

Total investments (cost $25,830,635)			$28,622,807

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	2	$152,943	$153,120	Jun-18	$1,644

Unrealized appreciation					1,644

Unrealized (depreciation)					—

Total					$1,644

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $27,083,200.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,124,535	$3,606,623	$4,324,603	$7,459	$1,406,555
	Putnam Short Term Investment Fund**	772,097	2,065,616	2,102,503	1,891	735,210

	Total Short-term investments	$2,896,632	$5,672,239	$6,427,106	$9,350	$2,141,765
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,406,555, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,387,128.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $30,966.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,611,379	$—	$—
Consumer staples	694,587	—	—
Energy	1,091,405	—	—
Financials	4,213,003	166,253	—
Health care	3,030,584	—	—
Industrials	2,864,639	—	—
Information technology	4,943,025	244,337	—
Materials	2,692,647	375,552	—
Real estate	1,600,598	—	—
Utilities	922,062	—	—
Total common stocks	25,663,929	786,142	—
Short-term investments	735,210	1,437,526	—

Totals by level	$26,399,139	$2,223,668	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$1,644	$—	$—

Totals by level	$1,644	$—	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,644	$—

Total	$1,644	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018